Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income/(loss) for the year	$ (7,798,300)	$ 2,566,678	$ 12,685,826
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	39,096,589	35,857,507	33,811,607
Amortization of deferred finance charges	715,587	587,157	656,341
Amortization of deferred gain on sale and leaseback of vessels	(195,574)	(195,040)	(4,954)
Unrealized exchange differences			251,662
Share based compensation	340,377	1,140,084	357,967
Change in fair value of derivatives	(331,387)	(1,705,633)	(1,019,853)
Impairment loss	5,735,086	8,238,987	6,168,747
Gain on sale of vessels	(118,427)	(33,251)
Changes in operating assets and liabilities:
Trade and other receivables	825,838	(1,532,306)	1,869,466
Claims receivable	(610,810)	(1,192,422)	(317,570)
Inventories	117,744	(39,991)	(497,573)
Advances and prepayments	(28,955)	136,601	(670,559)
Balances with related parties	(1,185,024)	4,351,432	(999,147)
Trade accounts payable	462,215	(183,896)	1,104,798
Accrued liabilities	(303,460)	1,699,912	1,022,650
Deferred income	(567,411)	(1,641,223)	818,327
Net cash provided by operating activities	36,154,088	48,054,596	55,237,735
Cash flows from investing activities
Insurance proceeds	610,810	1,262,695	384,164
Vessels’ acquisitions and advances for vessels under construction	(56,215,758)	(155,072,744)	(129,891,982)
Proceeds from sale of vessels, net	1,530,177	2,010,302	27,929,931
Net proceeds related to cancellation of vessels’ acquisitions			10,044,799
Decrease in restricted cash account	10,286,693	571,293	425,225
Increase in restricted cash account	(221,772)	(13,777,259)
Net cash used in investing activities	(44,009,850)	(165,005,713)	(91,107,863)
Cash flows from financing activities
Stock repurchase	(2,070,306)	(13,429,891)	(4,789,158)
Net proceeds from common stock issuance			112,302,678
Deferred finance charges paid	(712,614)	(383,950)	(1,130,675)
Proceeds from Deposits from Customers		2,556,700
Loan repayments	(55,630,352)	(55,943,588)	(75,268,462)
Proceeds from long-term debt	31,200,000	155,100,000	47,903,693
Net cash provided by/(used in) financing activities	(27,213,272)	87,899,271	79,018,076
Effect of exchange rate changes on cash			(251,662)
Net increase/(decrease) in cash and cash equivalents	(35,069,034)	(29,051,846)	42,896,286
Cash and cash equivalents at beginning of year	100,062,957	129,114,803	86,218,517
Cash and cash equivalents at end of year	64,993,923	100,062,957	129,114,803
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	12,429,729	7,455,713	6,770,830
Non cash financing activity – Stock repurchase		33,650	517,933
Non cash investing activity – Vessels under construction	$ 124,288	$ 153,464